Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [line items]
Dividend per share	¥ 0.64	¥ 0.73	¥ 0.16
Dividend paid	¥ 18,089	¥ 20,633	¥ 4,522
Proposed dividend per share	¥ 0.65
Proposed dividend	¥ 18,372
Core tier 2 capital securities [member]
Disclosure of dividends [line items]
Distribution approved		¥ 201	¥ 394